Expense Example - A C I Shares - JPMorgan Short Duration Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	284	461	652	1,206	211	400	710	1,451	35	162	300	703